SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
Materials and production expenses		$ 506	$ 623
Other manufacturing costs	15	36	46
Costs and expenses	15	542	669
Royalties to the Government of Israel		53	48
Cost of revenues (Note 10)	$ 15	$ 595	$ 717